CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)
Common stock issued for payment of Series D Preferred stock dividends	483	103,808